Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Net operating loss carryforwards	$ 36,500	$ 36,000
Accrued interest payable related to uncertain tax positions	134	$ 130
Undistributed earnings of domestic subsidiaries	35,100
Additional taxes if interest in all businesses is sold rather than to effect a tax-free liquidation	$ 8,400
Maximum [Member]
Income Taxes [Line Items]
Net operating losses expiration date	Jan. 01, 2037
Minimum [Member]
Income Taxes [Line Items]
Net operating losses expiration date	Jan. 01, 2024